CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)		3 Months Ended
	Mar. 24, 2017	Mar. 31, 2016
Condensed Consolidated Statements Of Operations
Reverse stock split ratio	0.0077	0.0077